Provisions	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Provisions [text block]
18.	Provisions

	Decommis-
	sioning,
	restoration	Deferred		Restricted
	and similar	share units		share units 1
	liabilities	(note 23a	)	(note 23a	)	Other	Total
Balance, January 1, 2017	$177,296	$3,933		$11,052		$1,788	$194,069
Net additional provisions made	6,485	868		7,327		202	14,882
Amounts used	(69)	(638)		(5,491)		(937)	(7,135)
Unwinding of discount (note 5f)	4,159	-		-		-	4,159
Effect of change in discount rate	2,658	-		-		-	2,658
Effect of foreign exchange	9,512	346		1,194		95	11,147
Effect of change in share price	-	2,114		5,327		287	7,728

Balance, December 31, 2017	$200,041	$6,623		$19,409		$1,435	$227,508

  [1] Certain amounts relating to the Arizona segment are capitalized.

Provisions are reflected in the consolidated balance sheets as follows:

Current (note 13)	$2,344	$6,623	$17,119	$1,284	$27,370
Non-current	197,697	-	2,290	151	200,138

	$200,041	$6,623	$19,409	$1,435	$227,508
	Decommis-
	sioning,
	restoration	Deferred		Restricted
	and similar	share units		share units
	liabilities	(note 23a	)	(note 23a	) [1]	Other	Total
Balance, January 1, 2016	$147,035	$2,803		$4,388		$-	$154,226
Net additional provisions made	30,038	1,018		6,348		1,922	39,326
Amounts used	(894)	(1,078)		(2,736)		(430)	(5,138)
Unwinding of discount (note 5f)	2,586	-		-		-	2,586
Effect of change in discount rate	(4,189)	-		-		-	(4,189)
Effect of foreign exchange	2,720	97		(47)		20	2,790
Effect of change in share price	-	1,093		3,099		276	4,468

Balance, December 31, 2016	$177,296	$3,933		$11,052		$1,788	$194,069

[1] Certain amounts relating to the Arizona segment are capitalized.

Provisions are reflected in the consolidated balance sheets as follows:

Current (note 13)	$1,054	$3,933	$8,451	$929	$14,367
Non-current	176,242	-	2,601	859	179,702

	$177,296	$3,933	$11,052	$1,788	$194,069

Decommissioning, restoration and similar liabilities are remeasured at each reporting date to reflect changes in discount rates, which can significantly affect the liabilities.

Decommissioning, restoration and similar liabilities

The Group's decommissioning, restoration and similar liabilities relate to the rehabilitation and closure of currently operating mines and metallurgical plants, development-phase properties and closed properties. The amount of the provision has been recorded based on estimates and assumptions that management believes are reasonable; however, actual decommissioning and restoration costs may differ from expectations.

During the year ended December 31, 2017 additional provisions were recognized as a result of an increased pit footprint, as per mine plan, at the Constancia operation.

During the year ended December 31, 2016 additional provisions were recognized as a result of an increased pit footprint, as per mine plan, at the Constancia operation and an updated closure plan for a site in the Manitoba business unit. In addition, updates to certain closure plans in Manitoba resulted in increases in expected cash outflows.

The Group's decommissioning and restoration liabilities relate mainly to its Manitoba operations. Management anticipates that significant decommissioning and restoration activities will take place near the time closure of the mining and processing facilities, anticipated to occur from 2020 for Flin Flon operations and up to 2028 for Snow Lake operations (including the Lalor mine). However, these provisions also reflect estimated post-closure cash flows that extend to 2099 for ongoing monitoring and water treatment requirements. Management anticipates most decommissioning and restoration activities for the Constancia operation will occur from 2035 to 2040.

These estimates have been discounted to their present value at rates ranging from 1.43% to 2.74% per annum (2016 - 0.63% to 3.07%), using pre-tax risk-free interest rates that reflect the estimated maturity of each specific liability.